BIOLOGICAL ASSETS	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Biological Assets	BIOLOGICAL ASSETS
The Company measures biological assets, which consist of cannabis plants, at fair value less costs to sell up to the point of harvest, which then becomes the basis for the cost of finished goods inventories after harvest. Subsequent expenditures incurred on these finished goods inventories after harvest are capitalized based on IAS 2 Inventories.

The changes in the carrying value of biological assets as of August 31, 2021 and August 31, 2020 are as follows:

AMOUNT
Carrying amount, August 31, 2019	$20,652

Add net production costs	41,052
Net change in fair value less costs to sell due to biological transformation	(2,853)
Deduct net abnormal plant destruction costs	(5,048)
Transferred to inventory upon harvest	(48,409)
Carrying amount, August 31, 2020	$5,394

(Deduct) Add net production costs	34,218
Net change in fair value less costs to sell due to biological transformation	5,742
Transferred to inventory upon harvest	(33,232)
Carrying amount, August 31, 2021	$12,122

The fair value less costs to sell of biological assets is determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, then adjusts that amount for the expected selling price per gram, and for any additional costs to be incurred, such as post-harvest costs. The following unobservable inputs, all of which are classified as Level 3 within the fair value hierarchy (see Note 19), are used in determining the fair value of biological assets:

i.average selling price per gram – calculated as the weighted average current selling price of cannabis sold by the Company, adjusted for expectations about future pricing;

ii.expected yield per plant – represents the number of grams of finished cannabis inventory which is expected to be obtained from each harvested cannabis plant currently under cultivation;

iii.wastage of plants based on their various stages of growth – represents the weighted average percentage of biological assets which are expected to fail to mature into cannabis plants that can be harvested;

iv.post-harvest costs – calculated as the cost per gram of harvested cannabis to complete the sale of cannabis plants post-harvest, consisting of the cost of direct and indirect materials and labour related to drying, labelling, and packaging; and
v.stage of completion in the cultivation process – calculated by taking the weighted average number of weeks in production over a total average grow cycle of approximately 14 weeks.

The Company estimates the harvest yields for the cannabis on plants at various stages of growth, based on expected yield of mature plants. As of August 31, 2021 , it is expected that the Company’s biological assets will yield 11,368 kg (August 31, 2020 – 5,096 kg) of cannabis when eventually harvested. The Company’s estimates are, by their nature, subject to change, and differences from the anticipated yield will be reflected in the fair value adjustment to biological assets in future periods. The Company accretes fair value on a straight-line basis according to stage of growth. As a result, a cannabis plant that is 50% through its 14-week growing cycle would be ascribed approximately 50% of its harvest date expected fair value less costs to sell (subject to wastage adjustments).

Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	AUGUST 31, 2021		AUGUST 31, 2020		SENSITIVITY	AUGUST 31, 2021	AUGUST 31, 2020
Average net selling price per gram	$2.54		$3.36		Increase or decrease by $1.00 per gram	$4,764	$1,602
Average yield per plant	129	grams	101	grams	Increase or decrease by 10 grams	$937	$532

The average yield per plant at August 31, 2021 primarily reflects the average yield of the flower component of the plant (with the exception being cannabidiol (“CBD”) dominant strains where trim is also harvested for extraction).

The fair value adjustments to biological assets, inventories sold, and other charges for the year ended August 31, 2021 and August 31, 2020 is comprised of the following:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Realized fair value amounts included in inventory sold	$(19,489)	$(39,455)
Increase in fair value on growth of biological assets	31,726	73,975
Adjustment to net realizable value of inventory on hand at year end	(16,232)	(72,801)
Fair value adjustments to biological assets, inventories sold, and other charges	$(3,995)	$(38,281)

The adjustment to net realizable value of inventory on hand is related to the write-down of the fair value component of dry cannabis available for packaging, flower and trim available for extraction, concentrated extract, and packaged inventories due to excess or obsolete quantities as well as the decrease in the estimated net realizable value of these inventories based on the evolving nature of the adult-use market.